FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Amounts due to banks	$ 16,720	$ 11,596
Payables from securities financing transactions measured at amortized cost	5,782	4,202
Cash collateral payables on derivative instruments	34,886	36,436
Customer deposits	555,673	527,171
Funding from UBS Group AG measured at amortized cost	67,282	56,147
Debt issued measured at amortized cost	69,784	59,499
Other financial liabilities measured at amortized cost	9,800	7,200
Not measured at fair value
Carrying amount
Amounts due to banks	16,700	11,600
Payables from securities financing transactions measured at amortized cost	5,800	4,200
Cash collateral payables on derivative instruments	34,900	36,400
Customer deposits	556,600	526,900
Funding from UBS Group AG measured at amortized cost	67,700	55,700
Debt issued measured at amortized cost	69,800	58,900
Other financial liabilities measured at amortized cost	9,800	7,200
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Amounts due to banks	8,800	8,900
Payables from securities financing transactions measured at amortized cost	5,100	3,500
Cash collateral payables on derivative instruments	34,900	36,400
Customer deposits	482,100	493,000
Funding from UBS Group AG measured at amortized cost	3,300	2,000
Debt issued measured at amortized cost	18,100	13,400
Other financial liabilities measured at amortized cost	9,800	7,200
Not measured at fair value | Level 1
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	0	0
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Funding from UBS Group AG measured at amortized cost	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost	0	0
Not measured at fair value | Level 2
Carrying amount
Amounts due to banks	8,000	2,700
Payables from securities financing transactions measured at amortized cost	400	700
Cash collateral payables on derivative instruments	0	0
Customer deposits	74,500	33,900
Funding from UBS Group AG measured at amortized cost	64,400	53,700
Debt issued measured at amortized cost	51,700	45,500
Other financial liabilities measured at amortized cost	0	0
Not measured at fair value | Level 3
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	400	0
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Funding from UBS Group AG measured at amortized cost	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost	$ 0	$ 0